Investment in Unconsolidated Subsidiary (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment in Unconsolidated Subsidiary [Abstract]
Ownership percentage in Liverpool Community Bank	39.16%
Investment in unconsolidated subsidiary	$ 4,553	$ 4,369